Interest in Other Entities (Details) - Schedule of Allocation of the Additional Purchase Price - ScoutCam Inc. [Member] $ in Thousands	12 Months Ended
Jun. 20, 2023 USD ($) shares
Schedule of Allocation of the Additional Purchase Price [Line Items]
Cash consideration	$ 120
Share consideration (in Shares) | shares	60
Fair value of shares upon conversion of the SAFEs	$ 314
Total consideration	494
Polyrizon equity as of June 20, 2023	$ 245
Group’s share in %	3.19%
Group’s share	$ 8
Excess to allocate	486
Excess purchase price to allocate to IPR&D, net of deferred taxes	46
Goodwill	440
Total	$ 486